Quarterly Holdings Report
for
Fidelity® Limited Term Government Fund
August 31, 2023
ISG-NPRT3-1023
1.968341.109
U.S. Government and Government Agency Obligations - 81.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.7%
Fannie Mae 0.625% 4/22/25	319,000	297,132
Freddie Mac 4% 11/25/24	1,500,000	1,472,375
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,769,507
U.S. Treasury Obligations - 80.0%
U.S. Treasury Bonds:
3.625% 2/15/53	210,000	189,197
3.625% 5/15/53	1,140,000	1,028,138
U.S. Treasury Notes:
0.25% 5/15/24	258,000	248,779
0.25% 7/31/25	15,964,000	14,623,897
0.25% 9/30/25	14,373,000	13,095,150
0.25% 10/31/25	5,600,000	5,083,969
0.375% 4/30/25	14,343,000	13,291,367
0.375% 12/31/25	1,226,000	1,110,871
0.75% 3/31/26	939,000	852,216
0.75% 8/31/26	6,957,000	6,228,417
1.125% 10/31/26	800,000	721,188
1.25% 12/31/26	7,119,000	6,420,448
1.375% 1/31/25	2,300,000	2,182,574
1.5% 2/29/24	18,000,000	17,656,872
1.5% 9/30/24	7,921,000	7,605,398
1.5% 10/31/24	3,410,000	3,266,007
1.5% 1/31/27	1,144,000	1,037,688
1.625% 9/30/26	552,000	506,956
1.75% 7/31/24	7,660,000	7,409,853
2% 5/31/24	4,240,000	4,133,503
2.25% 4/30/24	3,560,000	3,486,436
2.5% 3/31/27	15,200,000	14,242,875
2.75% 2/15/24	2,942,000	2,906,604
2.75% 7/31/27	2,760,000	2,598,173
3% 6/30/24	15,800,000	15,492,023
3.625% 5/15/26	450,000	438,788
3.625% 3/31/28	2,250,000	2,187,246
3.875% 4/30/25	1,970,000	1,934,217
3.875% 1/15/26	4,500,000	4,414,922
3.875% 11/30/27	4,110,000	4,034,543
3.875% 12/31/27	10,479,000	10,284,983
4% 2/29/28	3,140,000	3,101,363
4.125% 10/31/27	6,500,000	6,439,316
4.25% 12/31/24	5,520,000	5,452,509
4.375% 8/31/28	8,480,000	8,532,338
4.5% 11/30/24	2,600,000	2,576,641
4.625% 2/28/25	8,600,000	8,540,539
TOTAL U.S. TREASURY OBLIGATIONS		203,356,004
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,050,000	1,002,207
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $215,014,582)		206,127,718

U.S. Government Agency - Mortgage Securities - 10.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 5.1%
12 month U.S. LIBOR + 1.360% 3.932% 10/1/35 (b)(c)	2,403	2,414
12 month U.S. LIBOR + 1.460% 3.846% 1/1/35 (b)(c)	3,618	3,636
12 month U.S. LIBOR + 1.480% 5.73% 7/1/34 (b)(c)	481	484
12 month U.S. LIBOR + 1.550% 3.985% 2/1/44 (b)(c)	2,417	2,435
12 month U.S. LIBOR + 1.550% 5.215% 5/1/44 (b)(c)	3,635	3,668
12 month U.S. LIBOR + 1.550% 5.803% 6/1/36 (b)(c)	718	725
12 month U.S. LIBOR + 1.560% 3.935% 2/1/44 (b)(c)	5,924	5,983
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (b)(c)	4,069	4,091
12 month U.S. LIBOR + 1.570% 4.164% 4/1/44 (b)(c)	11,155	11,248
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (b)(c)	6,072	6,136
12 month U.S. LIBOR + 1.580% 4.08% 4/1/44 (b)(c)	4,081	4,109
12 month U.S. LIBOR + 1.630% 4.911% 11/1/36 (b)(c)	5,309	5,347
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (b)(c)	5,754	5,870
12 month U.S. LIBOR + 1.750% 4.454% 7/1/35 (b)(c)	888	894
12 month U.S. LIBOR + 1.770% 3.995% 2/1/37 (b)(c)	10,524	10,626
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (b)(c)	14,425	14,614
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (b)(c)	8,545	8,646
12 month U.S. LIBOR + 1.850% 4.429% 4/1/36 (b)(c)	8,361	8,437
12 month U.S. LIBOR + 1.890% 5.057% 8/1/35 (b)(c)	7,060	7,126
6 month U.S. LIBOR + 1.530% 4.372% 3/1/35 (b)(c)	1,971	1,974
6 month U.S. LIBOR + 1.530% 4.461% 12/1/34 (b)(c)	1,034	1,034
REFINITIV USD IBOR CONSUMER CA + 1.510% 7.023% 2/1/33 (b)(c)	860	867
REFINITIV USD IBOR CONSUMER CA + 1.540% 6.295% 4/1/33 (b)(c)	12,956	13,099
REFINITIV USD IBOR CONSUMER CA + 1.550% 6.154% 10/1/33 (b)(c)	1,389	1,406
REFINITIV USD IBOR CONSUMER CA + 1.560% 7.103% 7/1/35 (b)(c)	671	679
REFINITIV USD IBOR CONSUMER CA + 1.620% 4.293% 3/1/33 (b)(c)	3,417	3,433
REFINITIV USD IBOR CONSUMER CA + 1.740% 5.467% 5/1/36 (b)(c)	1,282	1,297
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.546% 7/1/36 (b)(c)	6,001	6,054
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	861	868
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.404% 10/1/33 (b)(c)	1,624	1,654
U.S. TREASURY 1 YEAR INDEX + 2.300% 4.303% 12/1/32 (b)(c)	34,523	34,888
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.611% 12/1/32 (b)(c)	66,538	67,564
1.5% 11/1/40 to 11/1/41	2,925,772	2,351,752
2% 2/1/28 to 7/1/41	2,828,445	2,488,329
2.5% 1/1/28 to 11/1/41	1,973,176	1,781,730
3% 2/1/31 to 2/1/52 (d)(e)	1,944,316	1,781,602
3.5% 9/1/33 to 3/1/52	290,573	274,483
4% 7/1/46 to 10/1/46	838,018	790,713
4.5% 11/1/25 to 9/1/42	300,282	291,007
5% 10/1/52 to 12/1/52	810,059	791,482
5.5% 8/1/25 to 7/1/53	1,247,662	1,240,359
6% to 6% 1/1/34 to 6/1/53	724,257	735,623
6.5% 5/1/27 to 8/1/36	120,023	123,527
TOTAL FANNIE MAE		12,891,913
Freddie Mac - 3.3%
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (b)(c)	27,957	28,359
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (b)(c)	28,066	28,468
12 month U.S. LIBOR + 1.900% 4.936% 10/1/42 (b)(c)	10,558	10,581
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (b)(c)	95	96
12 month U.S. LIBOR + 2.040% 6.256% 7/1/36 (b)(c)	5,569	5,636
REFINITIV USD IBOR CONSUMER CA + 1.660% 7.04% 7/1/35 (b)(c)	8,639	8,711
REFINITIV USD IBOR CONSUMER CA + 1.880% 4.488% 10/1/36 (b)(c)	12,869	12,933
REFINITIV USD IBOR CONSUMER CA + 1.990% 5.001% 10/1/35 (b)(c)	6,744	6,767
REFINITIV USD IBOR CONSUMER CA + 2.010% 6.76% 5/1/37 (b)(c)	1,456	1,481
REFINITIV USD IBOR CONSUMER CA + 2.680% 7.524% 10/1/35 (b)(c)	623	641
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.857% 6/1/33 (b)(c)	9,474	9,479
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.065% 4/1/34 (b)(c)	19,477	19,589
U.S. TREASURY 1 YEAR INDEX + 2.540% 6.046% 7/1/35 (b)(c)	11,477	11,628
1.5% 12/1/40 to 4/1/41	801,552	646,032
2% 5/1/36 to 7/1/41	1,746,317	1,495,389
2.5% 1/1/28 to 1/1/42	2,621,365	2,312,626
3% 12/1/30 to 3/1/52	497,606	454,572
3.5% 7/1/32 to 3/1/52 (d)	1,067,674	965,886
4.5% 10/1/42 to 12/1/42	93,147	89,580
5% 9/1/35 to 12/1/52	674,155	658,825
5.5% 9/1/52 to 8/1/53	1,697,804	1,688,175
6% 1/1/24	408	407
TOTAL FREDDIE MAC		8,455,861
Ginnie Mae - 1.8%
6% 6/15/36	112,331	114,570
8% 12/15/23	4	4
2% 2/20/51	48,256	39,944
2% 9/1/53 (f)	950,000	783,750
2% 9/1/53 (f)	1,300,000	1,072,501
2% 9/1/53 (f)	200,000	165,000
2% 9/1/53 (f)	300,000	247,500
2% 9/1/53 (f)	500,000	412,500
2% 9/1/53 (f)	450,000	371,250
2% 10/1/53 (f)	150,000	123,879
2% 10/1/53 (f)	1,600,000	1,321,376
3.5% 2/20/50	9,419	8,654
5.47% 8/20/59 (b)(g)	96	91
TOTAL GINNIE MAE		4,661,019
Uniform Mortgage Backed Securities - 0.2%
2.5% 9/1/53 (f)	400,000	331,516
5.5% 9/1/53 (f)	150,000	148,172
5.5% 9/1/53 (f)	100,000	98,781
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		578,469
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $27,760,245)		26,587,262

Collateralized Mortgage Obligations - 5.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency - 5.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.31% 4/25/24 (b)(c)	3,892	3,873
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.3821% 8/25/31 (b)(c)	11,538	11,566
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.9445% 11/18/31 (b)(c)	12,275	12,165
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 4/25/32 (b)(c)	2,627	2,632
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8521% 11/25/32 (b)(c)	39,180	39,083
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 11/25/32 (b)(c)	5,382	5,392
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3321% 6/25/36 (b)(c)	151,615	151,627
planned amortization class Series 2005-64 Class PX, 5.5% 6/25/35	8,124	8,077
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	77	77
Series 2004-52 Class KZ, 5.5% 7/25/34	245,237	243,451
Series 2020-101 Class BA, 1.5% 9/25/45	283,905	237,021
Series 2022-1 Class KA, 3% 5/25/48	161,041	143,166
Series 2022-13 Class MA, 3% 5/25/44	677,763	625,022
Series 2022-3 Class N, 2% 10/25/47	1,265,420	1,058,046
Series 2022-35 Class CK, 4% 3/25/47	1,367,483	1,283,771
Series 2022-49 Class TE, 4.5% 12/25/48	1,202,510	1,154,398
Series 2022-65 Class GA, 5% 4/25/46	1,192,607	1,153,542
Series 2022-7 Class A, 3% 5/25/48	229,343	203,911
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	14,359	198
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3221% 3/25/36 (b)(c)	105,523	105,447
Series 2011-67 Class AI, 4% 7/25/26 (h)	4,590	101
Series 2020-45 Class JL, 3% 7/25/40	13,707	12,341
Freddie Mac:
floater:
Series 2448 Class FT, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.303% 3/15/32 (b)(c)	12,676	12,692
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.703% 11/15/32 (b)(c)	12,740	12,619
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.903% 2/15/32 (b)(c)	6,778	6,729
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 2/15/33 (b)(c)	35,777	35,720
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.703% 3/15/34 (b)(c)	45,696	44,973
planned amortization class Series 3415 Class PC, 5% 12/15/37	18,760	18,377
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	9,390	9,476
Series 2004-2802 Class ZG, 5.5% 5/15/34	213,508	217,700
Series 2004-2862 Class NE, 5% 9/15/24	380	379
Series 2020-5018:
Class LC, 3% 10/25/40	82,608	74,385
Class LY, 3% 10/25/40	62,486	56,278
Series 2022-5189 Class DA, 2.5% 5/25/49	132,772	113,523
Series 2022-5190 Class BA, 2.5% 11/25/47	117,284	101,305
Series 2022-5197 Class DA, 2.5% 11/25/47	89,079	76,962
Series 2022-5198 Class BA, 2.5% 11/25/47	477,287	417,515
Series 2022-5202 Class LB, 2.5% 10/25/47	95,104	81,968
Series 2145 Class MZ, 6.5% 4/15/29	40,216	40,379
Series 2357 Class ZB, 6.5% 9/15/31	36,422	36,895
Series 3859 Class JZ, 5% 5/15/41	269,502	268,809
Series 2020-5041 Class LB, 3% 11/25/40	140,731	126,690
Series 2021-5083 Class VA, 1% 8/15/38	1,379,460	1,274,072
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9285% 7/20/37 (b)(c)	28,027	27,573
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9085% 1/20/38 (b)(c)	7,298	7,171
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2885% 8/20/38 (b)(c)	57,813	57,722
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3285% 9/20/38 (b)(c)	42,350	42,341
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0271% 11/16/39 (b)(c)	34,294	33,818
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9571% 12/16/39 (b)(c)	21,150	20,806
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 7/20/60 (b)(c)(g)	381,681	378,825
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.5553% 9/20/60 (b)(c)(g)	396,841	393,727
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.5553% 8/20/60 (b)(c)(g)	305,780	303,214
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.6353% 12/20/60 (b)(c)(g)	150,056	149,048
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 12/20/60 (b)(c)(g)	128,781	128,168
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 2/20/61 (b)(c)(g)	115,645	115,047
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.7077% 2/20/61 (b)(c)(g)	163,976	163,134
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 4/20/61 (b)(c)(g)	115,443	114,854
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (b)(c)(g)	173,230	172,484
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (b)(c)(g)	129,463	128,859
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.7853% 6/20/61 (b)(c)(g)	141,286	140,667
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8553% 10/20/61 (b)(c)(g)	148,977	148,460
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 11/20/61 (b)(c)(g)	150,917	150,529
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 1/20/62 (b)(c)(g)	85,001	84,789
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 1/20/62 (b)(c)(g)	150,740	150,208
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 3/20/62 (b)(c)(g)	70,419	70,107
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8711% 5/20/61 (b)(c)(g)	1,465	1,444
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 4.9096% 5/20/63 (b)(c)(g)	2,397	2,234
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 4.9314% 4/20/63 (b)(c)(g)	3,186	3,133
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 4.5891% 12/20/62 (b)(c)(g)	4,089	3,989
planned amortization class:
Series 2011-68 Class EC, 3.5% 4/20/41	108,045	103,266
Series 2017-134 Class BA, 2.5% 11/20/46	31,298	27,642
sequential payer:
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	158,097	155,169
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	569,551	542,522
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(g)	5,237	5,175
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(g)	12,730	12,158
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.85% 5/20/66 (b)(c)(g)	352,875	351,838
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.7% 8/20/66 (b)(c)(g)	464,218	462,101

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,361,255)		14,134,575

Commercial Mortgage Securities - 2.9%
	Principal Amount (a)	Value ($)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	913,000	884,634
Series 2015-K049 Class A2, 3.01% 7/25/25	25,000	23,990
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	990,127	954,162
Series 2015-K051 Class A2, 3.308% 9/25/25	39,000	37,537
Series 2016-K052 Class A2, 3.151% 11/25/25	1,115,675	1,068,728
Series 2017-K729 Class A2, 3.136% 10/25/24	600,000	584,353
Series 2021-K136 Class A2, 2.127% 11/25/31	840,000	688,289
Series 2022-150 Class A2, 3.71% 9/25/32	400,000	367,808
Series 2023-158 Class A2, 4.05% 7/25/33	390,000	367,354
Series 2017-K727 Class A2, 2.946% 7/25/24	1,111,824	1,087,566
Series 2022 K748 Class A2, 2.26% 1/25/29	300,000	264,028
Series K063 Class A2, 3.43% 1/25/27	400,000	380,869
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	653,504	630,368
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $7,613,461)		7,339,686

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (i) (Cost $2,792,033)	2,791,475	2,792,034

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $267,541,576)	256,981,275
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(2,811,112)
NET ASSETS - 100.0%	254,170,163

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(150,000)	(123,750)
2% 9/1/53	(1,600,000)	(1,320,001)

TOTAL GINNIE MAE		(1,443,751)

Uniform Mortgage Backed Securities
2.5% 9/1/53	(400,000)	(331,516)
3.5% 9/1/53	(800,000)	(714,844)
5.5% 9/1/53	(250,000)	(246,953)
5.5% 9/1/53	(950,000)	(938,422)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,231,735)

TOTAL TBA SALE COMMITMENTS (Proceeds $3,668,372)		(3,675,486)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	242	Dec 2023	49,320,734	143,213	143,213
CBOT 5-Year U.S. Treasury Note Contracts (United States)	110	Dec 2023	11,761,406	81,467	81,467

TOTAL PURCHASED					224,680

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	33	Dec 2023	3,664,031	(36,601)	(36,601)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	Dec 2023	121,688	(1,737)	(1,737)

TOTAL SOLD					(38,338)

TOTAL FUTURES CONTRACTS					186,342
The notional amount of futures purchased as a percentage of Net Assets is 24.0%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	389,000	(7,118)	0	(7,118)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030	690,000	(16,426)	0	(16,426)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2053	166,000	(10,133)	0	(10,133)
TOTAL INTEREST RATE SWAPS							(33,677)	0	(33,677)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $419,305.
(e)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $85,213.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	44,236,072	71,652,672	113,096,710	543,219	-	-	2,792,034	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	-	82,374,897	82,374,897	7,883	-	-	-	0.0%
Total	44,236,072	154,027,569	195,471,607	551,102	-	-	2,792,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Government and Government Agency Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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